Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	PFM MULTI-MANAGER SERIES TRUST
Entity Central Index Key	0001696729
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Jan. 28, 2021
Prospectus Date	Jan. 28, 2021